Segment Reporting (Other Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation expense	$ 801	$ 895	$ 844
Capital expenditures	1,056	897	713
European Union [Member]
Segment Reporting Information [Line Items]
Depreciation expense	181	210	212
Capital expenditures	391	382	329
Eastern Europe, Middle East & Africa [Member]
Segment Reporting Information [Line Items]
Depreciation expense	211	227	215
Capital expenditures	197	133	102
Asia [Member]
Segment Reporting Information [Line Items]
Depreciation expense	315	358	332
Capital expenditures	277	208	161
Latin America & Canada [Member]
Segment Reporting Information [Line Items]
Depreciation expense	84	90	75
Capital expenditures	127	140	120
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Depreciation expense	791	885	834
Capital expenditures	992	863	712
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Depreciation expense	10	10	10
Capital expenditures	$ 64	$ 34	$ 1